Schedule of Other Assets (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid consulting	$ 33,340	$ 108,673	$ 39,914
Deposit	39,823	39,823	11,638
Licenses, net	3,331,840	129,075	140,370
Total	$ 3,405,003	$ 277,571	$ 191,922